Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-41472
Entity Registrant Name	SUI GROUP HOLDINGS LIMITED
Entity Central Index Key	0001425355
Entity Incorporation, State or Country Code	MN
Entity Tax Identification Number	90-0316651
Entity Address, Address Line One	1907 Wayzata Blvd
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Wayzata
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55391
City Area Code	952
Local Phone Number	479-1923
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	SUIG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false